Stockholders' Equity - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended								12 Months Ended
	Feb. 18, 2016	Aug. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders Equity Note [Line Items]
Distributions to noncontrolling interest owners										$ 307,227	$ 386,709	$ 318,348
MGM China [Member]
Stockholders Equity Note [Line Items]
Percentage ownership interest										51.00%
MGM China [Member] | Special Dividend [Member]
Stockholders Equity Note [Line Items]
Dividends paid				$ 400,000			$ 499,000		$ 500,000
Dividend remained within the company				204,000			254,000		255,000
Distributions to noncontrolling interest owners				$ 196,000			$ 245,000		$ 245,000
MGM China [Member] | Final Dividend [Member]
Stockholders Equity Note [Line Items]
Dividends paid			$ 120,000			$ 127,000
Dividend remained within the company			61,000			65,000
Distributions to noncontrolling interest owners			$ 59,000			$ 62,000
MGM China [Member] | Final Dividend [Member] | Subsequent Event [Member]
Stockholders Equity Note [Line Items]
Dividends recommended	$ 46,000
Dividends recommended, parent portion	$ 23,000
MGM China [Member] | Interim Dividend [Member]
Stockholders Equity Note [Line Items]
Dividends paid		$ 76,000			$ 137,000			$ 113,000
Dividend remained within the company		39,000			70,000			58,000
Distributions to noncontrolling interest owners		$ 37,000			$ 67,000			$ 55,000